Interest income, net (Tables)	12 Months Ended
Dec. 31, 2018
Interest Income (Expense), Net [Abstract]
Schedule of interest income, net
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Interest income	13,793	35,742	73,729	10,723
Interest expenses	-	(4,949)	(5,597)	(814)
Bank charges	(145)	(490)	(1,341)	(195)
Total	13,648	30,303	66,791	9,714